Condensed Consolidated Balance Sheets - USD ($)	Feb. 29, 2024	May 31, 2023	May 31, 2022
Current assets
Cash and cash equivalents	$ 141,379	$ 180,468	$ 287,813
Accounts receivable	75,760		12,258
Prepaid expenses and other current assets	59,452	30,805	11,876
Total current assets	276,591	211,273	311,947
Property and equipment, net	45,870	59,631	79,682
Right of use asset, net	70,374	53,069	57,700
Intangible assets	197,761	197,761	197,761
Total assets	590,596	521,734	647,090
Current liabilities
Accounts payable and accrued expenses	174,298	39,651	89,668
Lease liability, current	39,886	35,367	34,987
Total current liabilities	214,184	75,018	124,655
Lease liability, noncurrent	31,095	19,732	22,328
Deferred income taxes	127,699	46,572
Total liabilities	888,198	541,968	1,141,440
Commitments and contingencies (Note 7)
Stockholders’ deficit
Common stock	4,441	4,441	4,325
Additional paid in capital	4,618,561	4,440,256	2,647,825
Accumulated deficit	(4,920,604)	(4,464,931)	(3,146,500)
Total stockholders’ deficit	(297,602)	(20,234)	(494,350)
Total liabilities and stockholders’ deficit	590,596	521,734	647,090
Founder [Member]
Current liabilities
Convertible notes payable to founders	$ 515,220	400,646	437,031
Grantor [Member]
Current liabilities
Convertible notes payable to founders			$ 557,426